Trade Accounts and Other Receivables, Contract Liabilities and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts and Other Receivables, Contract Liabilities and Prepayments [Abstract]
Schedule of Trade Accounts Receivables
	2024	2023

Trade accounts receivables	18,255,293	19,171,243
Less: Expected credit losses	(15,039,662)	(18,202,132)
Less: Write-off	Nil	(927,519)
	3,215,631	41,592

Schedule of Age Analysis of Trade Accounts Receivables

The age analysis of trade accounts receivables as at the end of the reporting period was as follows:

	Gross carrying amount		Expected credit loss		Expected credit loss rate
	2024	2023	2024	2023	2024	2023
Current	636,305	3,566,177	Nil	(3,524,585)	0%	99%
More than 30 days past due	882	1,114,733	Nil	(1,114,733)	0%	100%
More than 60 days past due	Nil	2,228,819	Nil	(2,228,819)	0%	100%
More than 120 days past due	Nil	1,652,053	Nil	(1,652,053)	0%	100%
More than 150 days past due	17,618,106	9,681,942	(15,039,662)	(9,681,942)	85%	100%
	18,255,293	18,243,724	(15,039,662)	(18,202,132)

Schedule of Allowance for Expected Credit Losses of Trade Accounts Receivables

Set out below is the movement in the allowance for expected credit losses of trade accounts receivables:

	2024	2023

As at 1 January	18,202,132	Nil
Provision for expected credit losses	151,068	18,202,132
Reversal of expected credit losses	(3,313,538)	Nil
As at 31 December	15,039,662	18,202,132

Schedule of Contract Liabilities

Set out below is the movement in the contract liabilities:

	2024	2023

As at 1 January	2,539,404	6,222,055
Deferred during the year	72,850,592	98,362,872
Recognised as revenue during the year	(71,181,859)	(102,045,523)
As at 31 December	4,208,137	2,539,404

Schedule of Other Receivables, Prepayments and Other Income
	2024	2023

Litigation and interest receivables	1,792,252	Nil
VAT receivables	661,737	794,023
Due from related parties (Note 21)	534,993	327,437
Prepaid expenses	292,664	407,563
Advance to employees	8,349	7,481
Other receivables and prepayments	314,184	311,464
Less: Write-off other receivables and prepayments	(272,257)	Nil
	3,331,922	1,847,968